Risk Management and Financial Instruments - Schedule of Exposure (Details) € in Thousands, ¥ in Thousands, £ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 MXN ($)
USD [Member]
OPERATING
Cash and cash equivalents | $	$ 1,639,584						$ 1,570,813
Trade accounts receivable | $	1,073,398						579,651
Sales orders | $	1,062,765						916,595
Trade accounts payable | $	(297,536)						(174,781)
Purchase orders | $	(83,493)						(56,710)
Operating subtotal | $	3,394,718						2,835,568
FINANCIAL
Margin cash | $	220
Advances to customers | $	(4,683)						(111,368)
Loans and financing | $	(1,290,871)						(306,798)
Financial subtotal | $	(1,295,334)						(418,166)
Operating financial subtotal | $	2,099,384						2,417,402
Total exposure | $	2,099,384						2,417,402
DERIVATIVES
Total derivatives | $	(1,079,402)						(1,955,572)
NET EXPOSURE IN US$ | $	1,019,982						461,830
EUR [Member]
OPERATING
Cash and cash equivalents | €		€ 50,341						€ 68,154
Trade accounts receivable | €		165,016						147,839
Sales orders | €		78,854						73,564
Trade accounts payable | €		(78,268)						(74,963)
Purchase orders | €		(8,928)						(18,012)
Operating subtotal | €		207,015						196,582
FINANCIAL
Margin cash | €
Advances to customers | €		(1,562)						(12,621)
Loans and financing | €		(614)						(3,218)
Financial subtotal | €		(2,176)						(15,839)
Operating financial subtotal | €		204,839						180,743
Total exposure | €		204,839						180,743
DERIVATIVES
Total derivatives | €		(34,205)						(64,696)
NET EXPOSURE IN US$ | €		170,634						116,047
GBP [Member]
OPERATING
Cash and cash equivalents | £			£ 16,097						£ 20,102
Trade accounts receivable | £			65,684						49,743
Sales orders | £			54,370						217,509
Trade accounts payable | £			(16,271)						(15,846)
Purchase orders | £
Operating subtotal | £			119,880						271,508
FINANCIAL
Margin cash | £
Advances to customers | £			(191)						(511)
Loans and financing | £
Financial subtotal | £			(191)						(511)
Operating financial subtotal | £			119,689						270,997
Total exposure | £			119,689						270,997
DERIVATIVES
Total derivatives | £			(67,142)						(155,635)
NET EXPOSURE IN US$ | £			52,547						115,362
AUD [Member]
OPERATING
Cash and cash equivalents				$ 90									$ 271,503
Trade accounts receivable				543									134,113
Sales orders
Trade accounts payable				(2,535)									(267,433)
Purchase orders
Operating subtotal				(1,902)									138,183
FINANCIAL
Margin cash
Advances to customers
Loans and financing
Financial subtotal
Operating financial subtotal				(1,902)									138,183
Total exposure				(1,902)									138,183
DERIVATIVES
Total derivatives				2,760
NET EXPOSURE IN US$				858									138,183
CAD [Member]
OPERATING
Cash and cash equivalents					$ 483					$ 42
Trade accounts receivable					14,387					241
Sales orders					2,896
Trade accounts payable										(320)
Purchase orders
Operating subtotal					17,766					(37)
FINANCIAL
Margin cash
Advances to customers
Loans and financing					(585)
Financial subtotal					(585)
Operating financial subtotal					17,181					(37)
Total exposure					17,181					(37)
DERIVATIVES
Total derivatives					(37,612)					2,846
NET EXPOSURE IN US$					(20,431)					2,809
CNY [Member]
OPERATING
Cash and cash equivalents						¥ 7,051					$ 550	¥ 5,506
Trade accounts receivable						2,964					8,106	5,885
Sales orders						7,197					68	4,316
Trade accounts payable
Purchase orders
Operating subtotal						17,212					8,724	15,707
FINANCIAL
Margin cash
Advances to customers						(118)						(2,696)
Loans and financing											(379)
Financial subtotal						(118)					(379)	(2,696)
Operating financial subtotal						17,094					8,345	13,011
Total exposure						17,094					8,345	13,011
DERIVATIVES
Total derivatives						(21,600)					82,182	(17,230)
NET EXPOSURE IN US$						(4,506)					90,527	(4,219)
Future contracts [Member] | USD [Member]
DERIVATIVES
Total derivatives | $	1,840						(250,788)
Future contracts [Member] | EUR [Member]
DERIVATIVES
Total derivatives | €		(85,595)						(137,070)
Future contracts [Member] | GBP [Member]
DERIVATIVES
Total derivatives | £			(34,095)						(44,142)
Future contracts [Member] | AUD [Member]
DERIVATIVES
Total derivatives
Future contracts [Member] | CAD [Member]
DERIVATIVES
Total derivatives					(8,000)
Future contracts [Member] | CNY [Member]
DERIVATIVES
Total derivatives						(21,600)						(11,727)
Deliverable Forwards (DF’s) [Member] | USD [Member]
DERIVATIVES
Total derivatives | $	(664,084)						(398,024)
Deliverable Forwards (DF’s) [Member] | EUR [Member]
DERIVATIVES
Total derivatives | €		70,949						67,303
Deliverable Forwards (DF’s) [Member] | GBP [Member]
DERIVATIVES
Total derivatives | £			(26,785)						(14,369)
Deliverable Forwards (DF’s) [Member] | AUD [Member]
DERIVATIVES
Total derivatives				2,760
Deliverable Forwards (DF’s) [Member] | CAD [Member]
DERIVATIVES
Total derivatives					(29,612)					2,846
Deliverable Forwards (DF’s) [Member] | CNY [Member]
DERIVATIVES
Total derivatives											82,182	(5,503)
Non-Deliverable Forwards (NDF’s) [Member] | USD [Member]
DERIVATIVES
Total derivatives | $	$ (417,158)						$ (1,306,760)
Non-Deliverable Forwards (NDF’s) [Member] | EUR [Member]
DERIVATIVES
Total derivatives | €		€ (19,559)						€ 5,071
Non-Deliverable Forwards (NDF’s) [Member] | GBP [Member]
DERIVATIVES
Total derivatives | £			£ (6,262)						£ (97,124)
Non-Deliverable Forwards (NDF’s) [Member] | AUD [Member]
DERIVATIVES
Total derivatives
Non-Deliverable Forwards (NDF’s) [Member] | CAD [Member]
DERIVATIVES
Total derivatives
Non-Deliverable Forwards (NDF’s) [Member] | CNY [Member]
DERIVATIVES
Total derivatives